Himax Technologies, Inc. (the Parent Company only) - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Profit (loss) for the year	$ 45,160	$ (16,184)	$ 6,026
Adjustments for:
Changes in fair value of financial assets at fair value through profit or loss	(472)	(3,746)	(2,036)
Interest income	(967)	(2,013)	(2,429)
Unrealized foreign currency exchange losses (gains)	(239)	121	294
Changes in:
Cash generated from operating activities	106,056	12,408	7,204
Interest received	1,066	2,060	2,361
Interest paid	(1,811)	(2,372)	(877)
Net cash used in operating activities	102,610	7,656	4,009
Cash flows from investing activities:
Acquisitions of financial asset at amortized cost	(3,829)	(4,023)	(4,766)
Acquisitions of equity method investment	(792)	(129)	(2,093)
Proceeds from capital reduction of investment	32	47	55
Cash received from (paid for) loan made to related party	0	2,780	0
Net cash provided by (used in) investing activities	(22,365)	(47,767)	(38,266)
Cash flows from financing activities:
Payments of cash dividends	(4)	0	(17,210)
Proceeds from exercise of employee stock options	3,707	0	0
Net cash provided by (used in) financing activities	3,261	35,261	2,801
Net increase (decrease) in cash	83,883	(5,382)	(31,586)
Cash and cash equivalents at beginning of year	101,055	106,437	138,023
Cash and cash equivalents at end of year	184,938	101,055	106,437
Equity attributable to owners of parent [member]
Cash flows from operating activities:
Profit (loss) for the year	47,134	(13,614)	8,569
Adjustments for:
Changes in fair value of financial assets at fair value through profit or loss	(427)	(3,755)	(2,094)
Interest income	(126)	(162)	(200)
Finance costs	3,629	4,165	3,491
Share of (profits) loss of subsidiaries and affiliates	(50,558)	12,091	(10,296)
Unrealized foreign currency exchange losses (gains)	(356)	69	257
Adjustments to reconcile profit (loss)	(704)	(1,206)	(273)
Changes in:
Other current assets	(267)	320	(2)
Other current liabilities	(71)	(58)	(2,734)
Cash generated from operating activities	(1,042)	(944)	(3,009)
Interest received	130	174	199
Interest paid	(730)	(844)	(766)
Net cash used in operating activities	(1,642)	(1,614)	(3,576)
Cash flows from investing activities:
Acquisitions of financial asset at amortized cost	(129)	(170)	(195)
Acquisitions of equity method investment	(758)	0	0
Cash received from (paid for) loan made to related party	0	2,780	(29)
Net cash provided by (used in) investing activities	(887)	2,610	(224)
Cash flows from financing activities:
Payments of cash dividends	0	0	(17,210)
Proceeds from long-term unsecured borrowings	60,000	0	0
Repayments of long-term unsecured borrowings	(1,500)	0	0
Proceeds from short-term secured borrowings	278,000	158,000	91,000
Repayments of short-term secured borrowings	(338,000)	(158,000)	(74,000)
Proceeds from issue of RSUs from subsidiaries	0	311	336
Proceeds from exercise of employee stock options	3,707	0	0
Proceeds from debt from a subsidiary	151,730	150,430	154,281
Repayment of debt from a subsidiary	(150,430)	(151,548)	(151,156)
Net cash provided by (used in) financing activities	3,507	(807)	3,251
Net increase (decrease) in cash	978	189	(549)
Cash and cash equivalents at beginning of year	1,002	813	1,362
Cash and cash equivalents at end of year	$ 1,980	$ 1,002	$ 813